Net Income Per Common Share	12 Months Ended
Jan. 31, 2017
Earnings Per Share [Abstract]
Net income per common share
Net Income Per Common Share
Basic income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period. Diluted income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period adjusted for the dilutive effect of share-based awards. The Company did not have significant share-based awards outstanding that were antidilutive and not included in the calculation of diluted income per common share from continuing operations attributable to Walmart for fiscal 2017, 2016 and 2015.
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2017	2016	2015
Numerator
Income from continuing operations	$14,293	$15,080	$16,814
Income from continuing operations attributable to noncontrolling interest	(650)	(386)	(632)
Income from continuing operations attributable to Walmart	$13,643	$14,694	$16,182

Denominator
Weighted-average common shares outstanding, basic	3,101	3,207	3,230
Dilutive impact of stock options and other share-based awards	11	10	13
Weighted-average common shares outstanding, diluted	3,112	3,217	3,243

Income per common share from continuing operations attributable to Walmart
Basic	$4.40	$4.58	$5.01
Diluted	4.38	4.57	4.99